Operating Expenses Before Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	£ 116	£ 118
- deferred	30	33
Shares award - not deferred	12	11
- deferred	34	27
Total discretionary bonus	192	189
Not Later Than 1 Year [member]
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	116	118
- deferred	13	15
Shares award - not deferred	12	11
- deferred	16	13
Total discretionary bonus	157	157
More than One Year [member]
Disclosure of amount of bonus awarded to employees [line items]
- deferred	17	18
- deferred	18	14
Total discretionary bonus	£ 35	£ 32